Net Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Net Revenues
Schedule of distribution of net consolidated revenues by segment

	Millions of Euros
	2025	2024	2023
Biopharma	6,487	6,143	5,558
Diagnostic	640	645	670
Bio supplies	154	216	160
Others	243	208	204
Net sales	7,524	7,212	6,592

Schedule of geographical distribution of net consolidated revenues

	Millions of Euros
	2025	2024	2023
USA and Canada	4,253	4,087	3,899
Spain	418	423	363
European Union	1,196	1,076	893
Rest of the world	1,657	1,626	1,437
Net sales	7,524	7,212	6,592

Schedule of discounts and other reductions in gross income

	Millions of Euros
	2025	2024	2023
Gross sales	10,603	9,490	8,389
Chargebacks	(2,524)	(1,892)	(1,525)
Cash discounts	(115)	(93)	(82)
Volume rebates	(60)	(76)	(59)
Medicare and Medicaid	(182)	(72)	(68)
Other discounts	(197)	(144)	(63)
Net sales	7,524	7,212	6,592

Schedule of movement in discounts and other reductions in gross income

	Millions of Euros
				Medicare /	Other
	Chargebacks	Cash discounts	Volume rebates	Medicaid	discounts	Total
Balance at 31 December 2024	386	7	41	25	102	561
Current estimate related to sales made in current and previous periods (1)	2,524	115	60	182	197	3,078
(Actual returns or credits in current period related to sales made in current and previous periods) (2)	(2,391)	(106)	(73)	(133)	(178)	(2,881)
Translation differences	(51)	(5)	(6)	(5)	(2)	(69)
Balance at 31 December 2025	468	11	22	69	119	689
(1)	Net impact in the Consolidated Statements of Profit and Loss: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current and previous periods.

	Millions of Euros
				Medicare /	Other
	Chargebacks	Cash discounts	Volume rebates	Medicaid	discounts	Total
Balance at 31 December 2023	318	7	24	26	35	410
Current estimate related to sales made in current and previous periods (1)	1,892	93	76	72	144	2,277
(Actual returns or credits in current period related to sales made in current and previous periods) (2)	(1,842)	(92)	(61)	(75)	(77)	(2,147)
Translation differences	18	(1)	2	2	—	21
Balance at 31 December 2024	386	7	41	25	102	561

	Millions of Euros
				Medicare /	Other
	Chargebacks	Cash discounts	Volume rebates	Medicaid	discounts	Total
Balance at 31 December 2022	264	6	24	27	26	347
Current estimate related to sales made in current and previous periods (1)	1,525	82	59	68	63	1,797
(Actual returns or credits in current period related to sales made in current and previous periods) (2)	(1,460)	(81)	(58)	(68)	(54)	(1,721)
Translation differences	(11)	—	(1)	(1)	—	(13)
Balance at 31 December 2023	318	7	24	26	35	410